Trade receivables and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables [Line Items]
Trade receivables - external	$ 144,084	$ 152,405
Trade receivables - related parties	197,797	80,683
Trade receivables	341,881	233,088
Not overdue
Trade Receivables [Line Items]
Trade receivables - external	63,337	94,490
Trade receivables - related parties	116,258	56,740
Trade receivables	179,595	151,230
1-30 days overdue
Trade Receivables [Line Items]
Trade receivables - external	65,362	47,393
Trade receivables - related parties	20,358	1,051
Trade receivables	85,720	48,444
30-90 days overdue
Trade Receivables [Line Items]
Trade receivables - external	13,530	7,482
Trade receivables - related parties	19,164	99
Trade receivables	32,694	7,581
More than 90 days overdue
Trade Receivables [Line Items]
Trade receivables - external	1,855	3,040
Trade receivables - related parties	42,017	22,793
Trade receivables	$ 43,872	$ 25,833